RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Receivables and prepaid expenses [Abstract]
Disclosure of receivables and prepaid expenses [Table Text Block]
	December 31, 2024	December 31, 2023
Prepaid insurance	660	317
Other prepaid expenses	1,820	581
Other receivables	733	154
	3,213	1,052